Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2022	May 17, 2023
Document Information Line Items
Entity Registrant Name	SunCar Technology Group Inc.
Document Type	20FR12B
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001936804
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Annual Report	false
Document Transition Report	false
Entity File Number	001-41247
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 209
Entity Address, Address Line Two	No. 656 Lingshi Road
Entity Address, Address Line Three	Jing’an District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200072
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information Line Items
Contact Personnel Name	Shanghai Feiyou Trading Co., Ltd
Entity Address, Address Line One	Suite 209
Entity Address, Address Line Two	No. 656 Lingshi Road
Entity Address, Address Line Three	Jing’an District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200072
Entity Address, Country	CN
City Area Code	(86)
Local Phone Number	138-1779-6110
Class A ordinary shares
Document Information Line Items
Trading Symbol	SDA
Entity Common Stock, Shares Outstanding		32,920,571
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 par value per share
Security Exchange Name	NASDAQ
Warrants, each exercisable for one-half of one Class A Ordinary Share at an exercise price of $11.50 per full share
Document Information Line Items
Trading Symbol	SDAWW
Title of 12(b) Security	Warrants, each exercisable for one-half of one Class A Ordinary Share at an exercise price of $11.50 per full share
Security Exchange Name	NASDAQ
Class B ordinary shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		49,628,564